Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Derivatives Positive fair value	$ 51,742	$ 54,242
Derivatives Negative fair value	52,715	$ 53,203
Demand deposits	170,170
Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	105,329
Notional amount of derivatives	4,146,068
Derivatives Positive fair value	11,346
Derivatives Negative fair value	14,831
Non-derivative financial liabilities	506
Off-balance sheet commitments	84,342
Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	621,138
Derivatives Positive fair value	8,238
Derivatives Negative fair value	10,199
US LIBOR [member] | Tenors ceasing 12/31/2021 [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	1,429
Notional amount of derivatives	177
Derivatives Positive fair value	1
Derivatives Negative fair value	18
US LIBOR [member] | Tenors ceasing 6/30/2023 [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	102,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Loans [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	58,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Debt securities at amortized cost [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	38,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	6,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	102,325
Notional amount of derivatives	2,881,823
Derivatives Positive fair value	2,607
Derivatives Negative fair value	4,011
Non-derivative financial liabilities	506
Off-balance sheet commitments	83,056
US LIBOR [member] | No maturity [member] | Demand Facilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Demand loans	2,000
Demand deposits	2,000
US LIBOR [member] | 1 and 3 month Tenors [member] | Interest rate risk [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	179,000
US LIBOR [member] | 1 and 3 month Tenors [member] | Foreign exchange risk [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	21,000
GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	766
Notional amount of derivatives	355,912
Derivatives Positive fair value	211
Derivatives Negative fair value	155
Off-balance sheet commitments	1,286
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	809
Notional amount of derivatives	287,018
Derivatives Positive fair value	289
Derivatives Negative fair value	438
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	38,259
Derivatives Positive fair value	955
Derivatives Negative fair value	970
IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	105,329
Notional amount of derivatives	3,524,930
Derivatives Positive fair value	3,108
Derivatives Negative fair value	4,632
Non-derivative financial liabilities	506
Off-balance sheet commitments	84,342
US LIBOR And Other Rates [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	418,536
Derivatives Positive fair value	6,407
Derivatives Negative fair value	8,438
US LIBOR And GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	130,182
Derivatives Positive fair value	720
Derivatives Negative fair value	681
USLIBORAndJPYLIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	34,161
Derivatives Positive fair value	156
Derivatives Negative fair value	110
EURIBOR [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	568
Notional amount of derivatives	1,848,000
Non-derivative financial liabilities	$ 3